DESCRIPTION OF BUSINESS AND GENERAL	12 Months Ended
Dec. 31, 2013
DESCRIPTION OF BUSINESS AND GENERAL [Abstract]
DESCRIPTION OF BUSINESS AND GENERAL
NOTE 1	-	DESCRIPTION OF BUSINESS AND GENERAL

The consolidated financial statements of Tower Semiconductor Ltd. ("Tower") include the financial statements of Tower and its wholly-owned subsidiaries (i) Jazz Technologies, Inc., the parent company and its wholly-owned subsidiary, Jazz Semiconductor, Inc., an independent semiconductor foundry focused on specialty process technologies for the manufacture of analog intensive mixed-signal semiconductor devices (Jazz Technologies and its wholly-owned subsidiaries are collectively referred to herein as "Jazz"), and (ii) TowerJazz Japan Ltd. ("TJP"), an independent semiconductor foundry in Nishiwaki, Japan. Tower and its wholly-owned subsidiaries are referred to as the "Company". The Company is a global specialty foundry leader, manufacturing integrated circuits with geometries ranging from 1.0 to 0.11 micron. The Company provides industry leading design support and design environment to allow complex designs to be achieved quickly and more accurately and offers a broad range of customizable process technologies including SiGe, BiCMOS, mixed-signal and RFCMOS, CMOS image sensor, power management (BCD) and non-volatile memory (NVM) as well as MEMS capabilities. To provide multi-fab sourcing for its customers, the Company maintains two manufacturing facilities in Israel, one in the U.S. (Jazz), and one in Japan (TJP).

Tower's ordinary shares are traded on the NASDAQ Global Select Market and on the Tel-Aviv Stock Exchange under the symbol TSEM.

The Company, as an independent semiconductor manufacturer, operates in the semiconductor industry which has historically been highly cyclical and subject to significant and often rapid increases and decreases in product demand. Traditionally, companies in the semiconductor industry have expanded aggressively during periods of decreased demand in order to have the capacity needed to meet expected demand in future upturns, including through acquiring additional manufacturing facilities. If actual demand does not increase or declines, or if companies in the industry expand too aggressively, the industry may experience a period in which industry-wide capacity exceeds demand. This could result in overcapacity and excess inventories, leading to rapid erosion of average sales prices, as well as to underutilization of manufacturing facilities that as a result are unable to cover their fixed costs and other liabilities, potentially leading to such facilities to cease their operations. The prices that we can charge our customers for our services are significantly related to the overall worldwide supply of integrated circuits and semiconductor products. The overall supply of semiconductor products is based in part on the capacity of other companies, which is outside of our control. In periods of overcapacity, despite the fact that we utilize niche technologies and manufacture specialty products, we may have to lower the prices we charge our customers for our services which may reduce our margins and weaken our financial condition and results of operations. We cannot give assurance that an increase in the demand for foundry services in the future will not lead to under-capacity, which could result in the loss of customers and materially adversely affect our revenues, earnings and margins. Analysts believe that such patterns may repeat in the future. The overcapacity, underutilization and downward price pressure characteristic of a downturn in the semiconductor market and/or in the global economy, such as experienced several times in the past, may negatively impact consumer and customer demand for the Company's products, the end products of the Company's customers and the financial markets, which may affect our ability to raise funds and/or re-structure and/or re-finance our debt. This may harm our financial results, financial position and business, unless we are able to take appropriate or effective actions in a timely manner in order to serve our debt and liabilities and cover our fixed costs.

The Company is exploring various activities and ways to promote and fund its growth plans and the ramp-up of its business, technological capabilities and manufacturing capacity and capabilities, increase its utilization rates, efficiently manage the operations of the fabs and achieve and maintain high utilization rates in all of its manufacturing facilities, and fulfill its debt obligations and other liabilities. However, there is no assurance as to the extent of such activities or when, if at all, such activities will be available to the Company. Such activities may include, among other things, mergers and acquisitions, joint ventures, debt restructuring and/or refinancing, possible financing transactions, sales of assets, intellectual property licensing, possible sale and lease-backs of real estate assets and improving cash flow from operations through operating efficiencies
See further details in Notes 4, 8B, 12B, 13, 17